Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Common stock	Additional paid-in capital (Note 15)	Retained earnings (Notes 7 and 15)	Accumulated other comprehensive income (loss) (Notes 8, 11, 15 and 21)	Treasury stock, at cost (Note 15)	Total	Noncontrolling interests
At beginning of year at Mar. 31, 2014	¥ 10,924,806	¥ 937,950	¥ 2,827,010	¥ 4,808,361	¥ 94,966	¥ (156,933)	¥ 8,511,354	¥ 2,413,452
Net income	674,079			518,066			518,066	156,013
Other comprehensive income (loss)	224,209				173,266		173,266	50,943
Cash dividends	(295,870)			(199,770)			(199,770)	(96,100)
Changes in NTT's ownership interest in subsidiaries	(138,937)		17,421				17,421	(156,358)
Stock compensation transactions	2,292		2,292				2,292
Acquisition of treasury stock	(340,781)					(340,781)	(340,781)
Resale of treasury stock	12					12	12
At end of year (Scenario, Actual) at Mar. 31, 2015	11,040,213	937,950	2,846,723	5,127,357	258,530	(497,702)	8,672,858	2,367,355
At end of year at Mar. 31, 2015	11,049,810	937,950	2,846,723	5,126,657	268,232	(497,702)	8,681,860	2,367,950
Net income	978,813			737,738			737,738	241,075
Other comprehensive income (loss)	(360,334)				(315,585)		(315,585)	(44,749)
Cash dividends	(305,750)			(200,182)			(200,182)	(105,568)
Changes in NTT's ownership interest in subsidiaries	(23,171)		28,666				28,666	(51,837)
Stock compensation transactions	4,171		4,171				4,171
Acquisition of treasury stock	(93,886)					(93,886)	(93,886)
Resale of treasury stock	26		8			18	26
At end of year (Scenario, Actual) at Mar. 31, 2016	11,237,006	937,950	2,879,560	5,074,020	(58,509)	(883)	8,832,138	2,404,868
At end of year (As previously reported) at Mar. 31, 2016	11,240,082	937,950	2,879,560	5,074,234	(57,055)	(883)	8,833,806	2,406,276
At end of year at Mar. 31, 2016	11,240,082
Cancellation of treasury stock			(8)	(590,679)		590,687
Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2) | Restatement Adjustment	(9,597)			700	(9,702)		(9,002)	(595)
Net income	1,057,722			800,129			800,129	257,593
Other comprehensive income (loss)	80,460				60,071		60,071	20,389
Cash dividends	(361,161)			(247,994)			(247,994)	(113,167)
Changes in NTT's ownership interest in subsidiaries	(133,106)		(18,700)				(18,700)	(114,406)
Stock compensation transactions	1,175		1,175				1,175
Acquisition of treasury stock	(374,348)					(374,348)	(374,348)
Resale of treasury stock	8					8	8
At end of year at Mar. 31, 2017	11,507,756	¥ 937,950	¥ 2,862,035	5,626,155	1,562	¥ (375,223)	9,052,479	2,455,277
Adjustments due to change in fiscal year end of consolidated subsidiaries (Note 2) | Restatement Adjustment	¥ (3,076)			¥ (214)	¥ (1,454)		¥ (1,668)	¥ (1,408)